UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22255

EGA Emerging Global Shares Trust

(Exact name of registrant as specified in charter)

155 West 19th Street, Floor 3
New York, NY 10011

(Address of principal executive offices) (Zip code)

Robert C. Holderith

155 West 19th Street, Floor 3
New York, NY 10011

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-800-4347

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

Schedule of Investments

EGShares Beyond BRICs ETF

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 104.6%
Bangladesh - 1.6%
GrameenPhone, Ltd.	332,720	$1,072,675
Lafarge Surma Cement, Ltd.	1,200,491	1,141,212

Total Bangladesh		2,213,887
Chile - 2.2%
Empresa Nacional de Electricidad SA	866,148	1,073,958
Enersis SA	4,967,206	1,199,181
S.A.C.I. Falabella	121,856	776,604

Total Chile		3,049,743
Colombia - 0.3%
Ecopetrol SA	1,376,533	481,320
Czech Republic - 0.5%
CEZ AS	40,727	727,429
Indonesia - 8.9%
PT Astra International Tbk	5,061,812	2,203,182
PT Bank Central Asia Tbk	3,087,907	2,979,265
PT Bank Mandiri Persero Tbk	2,353,282	1,579,097
PT Bank Rakyat Indonesia Persero Tbk	2,711,542	2,247,324
PT Telekomunikasi Indonesia Persero Tbk	12,705,596	2,861,870
PT Unilever Indonesia Tbk	289,999	778,380

Total Indonesia		12,649,118
Kenya - 3.5%
Equity Group Holdings, Ltd.	5,604,933	2,191,567
Safaricom, Ltd.	18,105,899	2,884,909

Total Kenya		5,076,476
Malaysia - 12.6%
Axiata Group Bhd	1,148,900	1,715,255
CIMB Group Holdings Bhd	1,376,100	1,455,105
DiGi.Com Bhd	939,300	1,181,372
IHH Healthcare Bhd	690,700	1,058,532
Malayan Banking Bhd	1,350,300	2,641,789
Maxis Bhd	661,000	1,046,885
Petronas Gas Bhd	199,400	1,054,240
Public Bank Bhd	782,020	3,373,241
Sime Darby Bhd	844,900	1,525,090
Tenaga Nasional Bhd	887,600	2,753,658

Total Malaysia		17,805,167
Mexico - 15.5%
Alfa SAB de CV Class A	561,615	1,108,847
America Movil SAB de CV Series L	5,365,985	3,765,571
Arca Continental SAB de CV	52,992	321,183
Cemex SAB de CV Series CPO*	2,498,523	1,364,187
Fomento Economico Mexicano SAB de CV Series UBD	417,332	3,905,552
Grupo Bimbo SAB de CV Series A*	364,209	968,980
Grupo Financiero Banorte SAB de CV Class O	439,590	2,417,711
Grupo Financiero Inbursa SAB de CV Class O	402,195	724,229
Grupo Mexico SAB de CV Series B	757,416	1,613,404
Grupo Televisa SAB Series CPO	506,348	2,765,819
Telesites SAB*	272,515	176,878
Wal-Mart de Mexico SAB de CV	1,098,049	2,764,967

Total Mexico		21,897,328
Morocco - 2.1%
Attijariwafa Bank	85,814	2,924,174
Netherlands - 1.8%
Steinhoff International Holdings NV	514,181	2,605,166
Nigeria - 6.1%
Guaranty Trust Bank PLC	30,125,688	2,751,495
Nigerian Breweries PLC	4,804,303	3,282,518
Zenith Bank PLC	38,233,504	2,698,723

Total Nigeria		8,732,736
Oman - 2.0%
Bank Muscat SAOG	2,317,644	2,841,002
Philippines - 3.9%
Ayala Corp.	62,100	997,718
Ayala Land, Inc.	1,736,400	1,271,257
Philippine Long Distance Telephone Co.	19,440	851,055
SM Investments Corp.	82,963	1,523,324
SM Prime Holdings, Inc.	1,965,400	906,369

Total Philippines		5,549,723
Poland - 5.1%
Bank Pekao SA	33,957	1,233,956
Bank Zachodni WBK SA*	8,047	578,723
PGE SA	193,581	626,977
Polski Koncern Naftowy Orlen SA	81,890	1,407,016
Polskie Gornictwo Naftowe i Gazownictwo SA	409,454	532,950
Powszechna Kasa Oszczednosci Bank Polski SA*	225,655	1,561,719
Powszechny Zaklad Ubezpieczen SA	141,388	1,218,050

Total Poland		7,159,391
Qatar - 7.4%
Barwa Real Estate Co.	239,835	2,633,885
Ezdan Holding Group QSC	705,776	3,080,976
Gulf International Services QSC	114,535	1,619,458
Industries Qatar QSC	100,800	3,074,673

Total Qatar		10,408,992
South Africa - 14.3%
Aspen Pharmacare Holdings, Ltd.*	66,443	1,327,016
Barclays Africa Group, Ltd.	55,165	510,834
FirstRand, Ltd.	594,551	1,625,706
MTN Group, Ltd.	359,107	3,079,715
Naspers, Ltd. N Shares	38,757	5,302,497
Nedbank Group, Ltd.	32,368	393,981
Remgro, Ltd.	97,051	1,535,793
Sanlam, Ltd.	343,050	1,340,276
Sasol, Ltd.	110,132	2,980,824
Standard Bank Group, Ltd.	233,955	1,713,652
Vodacom Group, Ltd.	58,849	578,824

Total South Africa		20,389,118
Thailand - 8.0%
Advanced Info Service PCL NVDR	297,900	1,258,324
Airports of Thailand PCL NVDR	112,500	1,081,701
Bangkok Bank PCL NVDR	104,120	441,248
CP ALL PCL NVDR	1,126,500	1,228,710
Kasikornbank PCL NVDR	293,400	1,227,086
PTT Exploration & Production PCL NVDR	369,400	587,694
PTT PCL NVDR	221,000	1,498,513
Siam Cement PCL NVDR	198,300	2,534,889
Siam Commercial Bank PCL NVDR	391,300	1,299,440

Total Thailand		11,157,605

See Notes to Schedules of Investments.

Schedule of Investments (continued)

EGShares Beyond BRICs ETF

December 31, 2015 (Unaudited)

Investments	Shares	Value
Turkey - 3.3%
Akbank TAS	526,067	$1,207,547
KOC Holding AS	167,470	627,113
Turk Telekomunikasyon AS	139,683	261,291
Turkcell Iletisim Hizmetleri AS	208,537	707,305
Turkiye Garanti Bankasi AS	538,390	1,313,304
Turkiye Is Bankasi Class C	347,542	547,713

Total Turkey		4,664,273
United Arab Emirates - 2.5%
Abu Dhabi Commercial Bank PJSC	428,431	768,680
Emaar Malls Group PJSC*	568,879	427,472
Emaar Properties PJSC	925,694	1,434,032
First Gulf Bank PJSC	281,473	969,407

Total United Arab Emirates		3,599,591
Vietnam - 3.0%
Hoa Phat Group JSC	1,032,700	1,341,109
Vingroup JSC*	1,482,490	3,013,111

Total Vietnam		4,354,220
TOTAL INVESTMENTS IN SECURITIES - 104.6%
(Cost: $195,887,646)		148,286,459

Liabilities in Excess of Other Assets - (4.6)%		(6,457,412)

Net Assets- 100.0%		$141,829,047

*	Non-income producing security.

NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares Beyond BRICs ETF

December 31, 2015 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Basic Materials	$4,594,228	3.3%
Consumer Goods	14,064,961	9.9
Consumer Services	14,361,921	10.1
Financials	61,543,146	43.4
Health Care	2,385,548	1.7
Industrials	15,705,219	11.1
Oil & Gas	7,808,304	5.5
Telecommunications	21,441,929	15.1
Utilities	6,381,203	4.5
Total Investments	148,286,459	104.6
Liabilities in Excess of Other Assets	(6,457,412)	(4.6)
Net Assets	$141,829,047	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares EM Core ex-China ETF

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.3%
Brazil - 10.7%
Ambev SA	2,532	$11,424
Banco Bradesco SA Preference Shares	887	4,323
Banco do Brasil SA	600	2,235
BB Seguridade Participacoes SA	375	2,306
BRF SA	685	9,592
Cia Brasileira de Distribuicao Preference Shares	280	2,963
Cielo SA	695	5,901
Itau Unibanco Holding SA Preference Shares	836	5,564
Itausa - Investimentos Itau SA Preference Shares	6,488	11,283
Kroton Educacional SA	2,564	6,176
Petroleo Brasileiro SA Preference Shares*	10,929	18,509
Ultrapar Participacoes SA	308	4,706
Vale SA Preference Shares	7,559	19,584

Total Brazil		104,566
India - 9.8%
HDFC Bank, Ltd. ADR	344	21,190
ICICI Bank, Ltd. ADR	2,558	20,029
Infosys, Ltd. ADR	1,596	26,733
Tata Motors, Ltd. ADR*	877	25,845

Total India		93,797
Indonesia - 4.0%
PT Astra International Tbk	7,786	3,389
PT Bank Central Asia Tbk	11,525	11,120
PT Bank Mandiri Persero Tbk	9,681	6,496
PT Bank Rakyat Indonesia Persero Tbk	10,714	8,880
PT Telekomunikasi Indonesia Persero Tbk	39,853	8,977

Total Indonesia		38,862
Kuwait - 0.8%
Kuwait Finance House KSCP	1,549	2,757
National Bank of Kuwait SAKP	1,914	5,046

Total Kuwait		7,803
Malaysia - 8.1%
Axiata Group Bhd	2,200	3,285
CIMB Group Holdings Bhd	8,300	8,777
IHH Healthcare Bhd	4,500	6,897
Malayan Banking Bhd	8,100	15,847
Public Bank Bhd	2,400	10,352
Sime Darby Bhd	6,100	11,011
Telekom Malaysia Bhd	2,100	3,316
Tenaga Nasional Bhd	6,300	19,545

Total Malaysia		79,030
Mexico - 7.3%
America Movil SAB de CV Series L	13,668	9,591
Coca-Cola Femsa SAB de CV Series L	1,841	13,207
Fibra Uno Administracion SA de CV	2,584	5,684
Grupo Financiero Banorte SAB de CV Class O	2,355	12,952
Grupo Financiero Santander Mexico SAB de CV Class B	3,351	5,869
Grupo Mexico SAB de CV Series B	5,680	12,100
Telesites SAB*	686	445
Wal-Mart de Mexico SAB de CV	3,429	8,634

Total Mexico		68,482
Netherlands - 0.7%
Steinhoff International Holdings NV	1,243	6,298
Peru - 0.6%
Credicorp, Ltd.	57	5,547
Poland - 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA*	831	5,751
Powszechny Zaklad Ubezpieczen SA	507	4,368

Total Poland		10,119
Russia - 4.5%
Gazprom PAO ADR	4,296	15,863
LUKOIL PJSC ADR	357	11,495
Magnit PJSC GDR	133	5,349
Sberbank of Russia PJSC ADR	1,628	9,573

Total Russia		42,280
South Africa - 8.4%
Aspen Pharmacare Holdings, Ltd.*	273	5,452
Bidvest Group, Ltd.	791	16,754
FirstRand, Ltd.	753	2,059
MTN Group, Ltd.	1,178	10,103
Naspers, Ltd. N Shares	125	17,102
Remgro, Ltd.	369	5,839
Sanlam, Ltd.	1,543	6,028
Sasol, Ltd.	533	14,426
Standard Bank Group, Ltd.	278	2,036

Total South Africa		79,799
South Korea - 21.2%
Hana Financial Group, Inc.	234	4,710
Hyundai Mobis Co., Ltd.*	60	12,614
Hyundai Motor Co.	128	16,265
KB Financial Group, Inc.*	284	8,029
KIA Motors Corp.*	215	9,645
Korea Electric Power Corp.*	312	13,304
KT&G Corp.*	210	18,716
LG Chem, Ltd.*	28	7,844
LG Display Co., Ltd.*	264	5,527
NAVER Corp.*	30	16,835
POSCO	76	10,792
Samsung Electronics Co., Ltd.	48	51,580
Samsung Fire & Marine Insurance Co., Ltd.*	26	6,818
Samsung Sds Co., Ltd.*	30	6,499
Shinhan Financial Group Co., Ltd.*	87	2,934
SK Hynix, Inc.*	107	2,806
SK Telecom Co., Ltd.	44	8,087

Total South Korea		203,005
Taiwan - 17.6%
Advanced Semiconductor Engineering, Inc.	5,351	6,190
Asustek Computer, Inc.	658	5,449
Cathay Financial Holding Co., Ltd.	5,953	8,391
China Steel Corp.	11,074	6,052
Chunghwa Telecom Co., Ltd.	3,330	10,047
Ctbc Financial Holding Co., Ltd.	11,355	5,842
Delta Electronics, Inc.	751	3,555
Formosa Chemicals & Fibre Corp.	3,329	7,500
Formosa Plastics Corp.	3,977	9,323
Fubon Financial Holding Co., Ltd.	4,265	5,843
HON HAI Precision Industry Co., Ltd.	6,211	15,278
Largan Precision Co., Ltd.	62	4,285
MediaTek, Inc.	1,705	12,977
Mega Financial Holding Co., Ltd.	8,395	5,431
Nan Ya Plastics Corp.	4,048	7,518
Taiwan Mobile Co., Ltd.	1,979	6,025
Taiwan Semiconductor Manufacturing Co., Ltd.	9,479	41,267
Uni-President Enterprises Corp.	2,917	4,875

Total Taiwan		165,848
Thailand - 4.9%
Advanced Info Service PCL	1,000	4,224
Bangkok Bank PCL	1,800	7,628
Intouch Holdings PCL	2,422	3,500
Kasikornbank PCL	1,400	5,855
PTT PCL	1,400	9,493
Siam Cement PCL	600	7,670
Siam Commercial Bank PCL	2,700	8,966

See Notes to Schedules of Investments.

Schedule of Investments (continued)

EGShares EM Core ex-China ETF

December 31, 2015 (Unaudited)

Investments	Shares	Value
Total Thailand		$47,336
Turkey - 0.6%
Turkiye Garanti Bankasi AS	2,438	5,947

TOTAL COMMON STOCKS
(Cost: $990,062)		958,719

Rights - 0.0%**
Brazil - 0.0%**
Banco Bradesco SA, expiring 2/28/16*
(Cost: $0)	61	32
TOTAL INVESTMENTS IN SECURITIES - 100.3%
(Cost: $990,062)		958,751

Liabilities in Excess of Other Assets - (0.3)%		(2,932)

Net Assets- 100.0%		$955,819

*	Non-income producing security.
**	Less than 0.05%.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (concluded)

EGShares EM Core ex-China ETF

December 31, 2015 (Unaudited)

		% of
Summary by Sector	Value	Net Assets
Consumer Discretionary	$97,334	10.2%
Consumer Staples	74,761	7.8
Energy	74,492	7.8
Financials	278,339	29.1
Health Care	12,349	1.3
Industrials	27,765	2.9
Information Technology	204,882	21.4
Materials	88,381	9.2
Telecommunication Services	67,599	7.1
Utilities	32,849	3.5
Total Investments	958,751	100.3
Liabilities in Excess of Other Assets	(2,932)	(0.3)
Net Assets	$955,819	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares EM Quality Dividend ETF

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.2%
Brazil - 15.3%
Banco Bradesco SA Preference Shares	64,884	$316,199
BB Seguridade Participacoes SA	50,332	309,530
CETIP SA	35,127	332,957
Cielo SA	37,950	322,209
Itau Unibanco Holding SA Preference Shares	48,434	322,343
Itausa - Investimentos Itau SA Preference Shares	184,229	320,378
Telefonica Brasil SA Preference Shares	35,874	324,170
Ultrapar Participacoes SA	21,644	330,712

Total Brazil		2,578,498
Chile - 4.2%
Banco de Chile	3,501,723	356,695
Empresa Nacional de Electricidad SA	288,324	357,500

Total Chile		714,195
China - 10.3%
Agricultural Bank of China, Ltd. Class H	838,070	342,791
China Construction Bank Corp. Class H	511,175	350,231
China Merchants Bank Co., Ltd. Class H	150,819	356,121
China Minsheng Banking Corp., Ltd. Class H	350,050	346,882
CNOOC, Ltd.	327,616	341,137

Total China		1,737,162
Hong Kong - 2.1%
CLP Holdings, Ltd.	41,634	353,748
India - 2.1%
Infosys, Ltd.	20,997	350,837
Indonesia - 11.0%
PT Indocement Tunggal Prakarsa Tbk	228,056	369,340
PT Indofood Sukses Makmur Tbk	972,353	365,029
PT Semen Indonesia Persero Tbk	461,419	381,587
PT Telekomunikasi Indonesia Persero Tbk	1,564,989	352,506
PT United Tractors Tbk	306,415	376,767

Total Indonesia		1,845,229
Malaysia - 10.6%
British American Tobacco Malaysia Bhd	26,900	351,357
DiGi.Com Bhd	289,600	364,234
Gamuda Bhd	337,800	366,635
Kuala Lumpur Kepong Bhd	64,100	341,588
Petronas Gas Bhd	66,600	352,118

Total Malaysia		1,775,932
Nigeria - 2.3%
Nigerian Breweries PLC	566,342	386,951
Oman - 2.0%
Oman Telecommunications Co. SAOG	83,847	340,788
Qatar - 2.1%
Gulf International Services QSC	25,161	355,762
South Africa - 10.3%
Bidvest Group, Ltd.	15,754	333,685
Mondi, Ltd.	17,115	339,384
MTN Group, Ltd.	39,004	334,500
Sasol, Ltd.	13,634	369,017
Woolworths Holdings, Ltd.	53,732	347,279

Total South Africa		1,723,865
Taiwan - 12.3%
Delta Electronics, Inc.	75,588	357,839
Far EasTone Telecommunications Co., Ltd.	171,338	352,618
MediaTek, Inc.	43,635	332,108
Nan Ya Plastics Corp.	196,446	364,819
Pegatron Corp.	147,254	322,778
Taiwan Semiconductor Manufacturing Co., Ltd.	78,667	342,478

Total Taiwan		2,072,640
Thailand - 7.5%
Advanced Info Service PCL NVDR	62,800	265,266
Intouch Holdings PCL NVDR	191,500	276,726
Siam Cement PCL NVDR	27,600	352,814
Thai Union Group PCL NVDR	775,000	370,432

Total Thailand		1,265,238
Turkey - 6.0%
Enka Insaat ve Sanayi AS	228,731	354,203
Eregli Demir ve Celik Fabrikalari TAS	312,326	325,289
Tupras-Turkiye Petrol Rafinerileri AS*	14,121	336,715

Total Turkey		1,016,207
United Arab Emirates - 2.1%
Emirates Telecommunications Group Co. PJSC	79,100	346,722

TOTAL COMMON STOCKS
(Cost: $19,534,080)		16,863,774

Rights - 0.0%**
Brazil - 0.0%
Banco Bradesco SA, expiring 2/28/16*
(Cost: $0)	2,000	1,046
TOTAL INVESTMENTS IN SECURITIES - 100.2%
(Cost: $19,534,080)		16,864,820

Liabilities in Excess of Other Assets - (0.2)%		(30,662)

Net Assets- 100.0%		$16,834,158

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.
**	Less than 0.05%.

NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares EM Quality Dividend ETF

December 31, 2015 (Unaudited)

		% of
Summary by Sector	Value	Net Assets
Consumer Discretionary	$347,279	2.1%
Consumer Staples	1,815,357	10.8
Energy	1,733,343	10.3
Financials	3,355,173	19.9
Industrials	1,431,290	8.5
Information Technology	2,028,249	12.0
Materials	2,133,233	12.7
Telecommunication Services	2,957,530	17.6
Utilities	1,063,366	6.3
Total Investments	16,864,820	100.2
Liabilities in Excess of Other Assets	(30,662)	(0.2)
Net Assets	$16,834,158	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Consumer ETF

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.7%
Brazil - 11.8%
Ambev SA ADR	7,021,942	$31,317,861
BRF SA ADR	1,446,272	19,987,479
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	711,364	7,483,549
Lojas Renner SA	2,312,734	9,996,272

Total Brazil		68,785,161
Chile - 3.1%
S.A.C.I. Falabella	2,825,210	18,005,431
China - 16.9%
Belle International Holdings, Ltd.	16,541,676	12,422,025
China Mengniu Dairy Co., Ltd.	8,432,517	13,752,897
Ctrip.com International, Ltd. ADR*	538,279	24,938,466
Hengan International Group Co., Ltd.	1,898,295	17,929,355
Vipshop Holdings, Ltd. ADR*	935,982	14,292,445
Want Want China Holdings, Ltd.	19,612,926	14,601,857

Total China		97,937,045
India - 11.3%
Hindustan Unilever, Ltd.	1,671,022	21,791,958
Maruti Suzuki India, Ltd.	294,757	20,592,947
Tata Motors, Ltd. ADR*	818,363	24,117,157

Total India		66,502,062
Indonesia - 3.5%
PT Astra International Tbk	46,895,983	20,411,745
Malaysia - 2.1%
Genting Bhd	7,177,262	12,269,967
Mexico - 16.5%
Fomento Economico Mexicano SAB de CV Series UBD	3,565,877	33,370,835
Grupo Bimbo SAB de CV Series A*	4,491,142	11,948,711
Grupo Televisa SAB Series CPO	4,448,620	24,299,645
Wal-Mart de Mexico SAB de CV	10,421,122	26,241,136

Total Mexico		95,860,327
Netherlands - 4.8%
Steinhoff International Holdings NV	5,503,147	27,882,422
Philippines - 2.8%
SM Investments Corp.	892,740	16,392,038
Russia - 4.2%
Magnit PJSC GDR	609,672	24,521,008
South Africa - 19.0%
Mr Price Group, Ltd.	857,036	11,061,741
Naspers, Ltd. N Shares	443,776	60,714,731
Shoprite Holdings, Ltd.	1,286,636	11,895,291
Tiger Brands, Ltd.	590,588	12,060,641
Woolworths Holdings, Ltd.	2,325,534	15,030,314

Total South Africa		110,762,718
Thailand - 4.7%
CP ALL PCL	13,068,983	14,254,761
Thai Beverage PCL	26,966,100	13,115,715

Total Thailand		27,370,476
TOTAL INVESTMENTS IN SECURITIES - 100.7%
(Cost: $696,227,240)		586,700,400

Liabilities in Excess of Other Assets - (0.7)%		(4,183,237)

Net Assets- 100.0%		$582,517,163

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Consumer ETF

December 31, 2015 (Unaudited)

		% of
Summary by Industry	Value	Net Assets
Consumer Goods	$271,186,448	46.6%
Consumer Services	291,396,795	50.0
Industrials	24,117,157	4.1
Total Investments	586,700,400	100.7
Liabilities in Excess of Other Assets	(4,183,237)	(0.7)
Net Assets	$582,517,163	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Core ETF

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.9%
Brazil - 6.6%
Ambev SA ADR	12,193	$54,381
Banco Bradesco SA Preference Shares ADR	10,436	50,197
BRF SA ADR	3,784	52,295
Itau Unibanco Holding SA Preference Shares ADR	7,908	51,481
Petroleo Brasileiro SA ADR*	12,465	53,599
Vale SA ADR	18,951	62,349

Total Brazil		324,302
Chile - 3.9%
Empresa Nacional de Electricidad SA ADR	1,737	64,373
Enersis SA ADR	5,063	61,516
S.A.C.I. Falabella	10,237	65,242

Total Chile		191,131
China - 13.5%
AAC Technologies Holdings, Inc.	2,741	17,878
Baidu, Inc. ADR*	108	20,416
Bank of China, Ltd. Class H	42,648	19,040
Belle International Holdings, Ltd.	20,020	15,034
CGN Power Co., Ltd. Class H, 144A	49,495	18,520
China Construction Bank Corp. Class H	27,743	19,008
China Everbright International, Ltd.	14,366	18,462
China Life Insurance Co., Ltd. ADR	1,031	16,486
China Merchants Holdings International Co., Ltd.	6,074	19,319
China Mobile, Ltd. ADR	335	18,871
China Overseas Land & Investment, Ltd.	5,533	19,419
China Pacific Insurance Group Co., Ltd. Class H	4,904	20,185
China Railway Signal & Communication Corp., Ltd. Class H, 144A*	25,662	17,052
China Resources Land, Ltd.	6,790	19,800
China Resources Power Holdings Co., Ltd.	9,539	18,561
China Unicom Hong Kong, Ltd. ADR	1,734	20,912
CITIC, Ltd.	11,127	19,698
CNOOC, Ltd.	15,450	16,088
Ctrip.com International, Ltd. ADR*	373	17,281
Haitong Securities Co., Ltd. Class H	13,123	23,198
Hengan International Group Co., Ltd.	1,905	17,993
Industrial and Commercial Bank of China, Ltd. Class H	33,505	20,232
JD.Com, Inc. ADR*	613	19,778
Lenovo Group, Ltd.	19,275	19,573
NetEase, Inc. ADR	109	19,755
New Oriental Education & Technology Group, Inc. ADR	608	19,073
PICC Property & Casualty Co., Ltd. Class H	8,352	16,618
Ping An Insurance Group Co. of China, Ltd. Class H	3,354	18,609
Semiconductor Manufacturing International Corp.*	186,984	19,060
Shunfeng International Clean Energy, Ltd.*	63,204	16,066
Sihuan Pharmaceutical Holdings Group, Ltd. # §	19,919	3,539
Sinopharm Group Co. Class H	4,513	18,110
Tencent Holdings, Ltd.	992	19,520
Want Want China Holdings, Ltd.	27,812	20,706
Xinyi Solar Holdings, Ltd.	44,217	18,086
ZTE Corp. Class H	9,147	20,867

Total China		662,813
Czech Republic - 1.3%
CEZ AS	3,507	62,639
Hong Kong - 1.5%
Alibaba Pictures Group, Ltd.*	89,196	22,097
China Overseas Property Holdings, Ltd.*	93,646	15,346
GCL-Poly Energy Holdings, Ltd.	98,397	14,728
Haier Electronics Group Co., Ltd.	10,354	21,001
Hanergy Thin Film Power Group, Ltd. # * §	60,421	604

Total Hong Kong		73,776
India - 15.9%
Adani Ports and Special Economic Zone, Ltd.	12,000	47,324
Dr. Reddy's Laboratories, Ltd.	1,047	49,197
Hindustan Unilever, Ltd.	3,834	50,000
Housing Development Finance Corp., Ltd.	2,715	51,863
Infosys, Ltd. ADR	2,968	49,714
ITC, Ltd.	10,087	49,980
Larsen & Toubro, Ltd.	2,322	44,767
Lupin, Ltd.	1,755	48,739
Mahindra & Mahindra, Ltd.	2,410	46,350
Maruti Suzuki India, Ltd.	704	49,184
Reliance Industries, Ltd.	3,451	52,926
Sun Pharmaceutical Industries, Ltd.	4,142	51,349
Tata Consultancy Services, Ltd.	1,328	48,917
Tata Motors, Ltd. ADR*	1,575	46,415
Wipro, Ltd.	5,750	48,664
Zee Entertainment Enterprises, Ltd.	7,963	52,630

Total India		788,019
Indonesia - 5.1%
PT Astra International Tbk	137,407	59,807
PT Telekomunikasi Indonesia Persero Tbk ADR	2,841	126,140
PT Unilever Indonesia Tbk	24,124	64,751

Total Indonesia		250,698
Malaysia - 6.4%
Genting Bhd	36,700	62,741
Genting Malaysia Bhd	63,000	64,269
IHH Healthcare Bhd	41,500	63,601
Sime Darby Bhd	34,800	62,816
Tenaga Nasional Bhd	19,600	60,806

Total Malaysia		314,233
Mexico - 12.0%
Alfa SAB de CV Class A	31,071	61,346
America Movil SAB de CV, Class L ADR	3,926	55,200
Cemex SAB de CV Series CPO*	102,128	55,762
Fibra Uno Administracion SA de CV	27,785	61,116
Fomento Economico Mexicano SAB de CV ADR	651	60,120
Grupo Aeroportuario del Sureste SAB de CV Class B	4,179	59,013
Grupo Mexico SAB de CV Series B	28,428	60,555
Grupo Televisa SAB ADR	2,150	58,502
Kimberly-Clark de Mexico SAB de CV Class A	27,349	63,926
Telesites SAB*	4,000	2,596
Wal-Mart de Mexico SAB de CV	24,775	62,385

Total Mexico		600,521
Netherlands - 1.0%
Steinhoff International Holdings NV	9,880	50,058
Peru - 1.3%
Southern Copper Corp.	2,406	62,845
Philippines - 5.2%
Ayala Land, Inc.	85,400	62,523
Jollibee Foods Corp.	13,780	64,134
SM Investments Corp.	3,470	63,714
SM Prime Holdings, Inc.	134,400	61,980

Total Philippines		252,351
Poland - 2.5%
LPP SA	42	59,082
Powszechny Zaklad Ubezpieczen SA	7,180	61,855

Total Poland		120,937
Russia - 4.8%
Gazprom PAO ADR	15,236	56,259
Lukoil PJSC ADR	1,773	57,091
Magnit PJSC GDR	1,540	61,939
MMC Norilsk Nickel PJSC ADR	4,722	59,804

Total Russia		235,093

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (continued)

EGShares Emerging Markets Core ETF

December 31, 2015 (Unaudited)

Investments	Shares	Value
South Africa - 13.5%
Aspen Pharmacare Holdings, Ltd.*	2,531	$50,550
Bidvest Group, Ltd.	2,433	51,533
FirstRand, Ltd.	17,144	46,878
Life Healthcare Group Holdings, Ltd.	23,470	53,118
MTN Group, Ltd.	5,616	48,163
Naspers, Ltd. N Shares	396	54,178
Netcare, Ltd.	22,516	49,259
Remgro, Ltd.	3,087	48,851
Sanlam, Ltd.	13,537	52,888
Sasol, Ltd. ADR	2,098	56,268
Shoprite Holdings, Ltd.	5,578	51,570
Tiger Brands, Ltd.	2,439	49,808
Woolworths Holdings, Ltd.	7,986	51,615

Total South Africa		664,679
Thailand - 2.5%
CP ALL PCL NVDR	53,200	58,027
Siam Cement PCL NVDR	5,100	65,194

Total Thailand		123,221
Turkey - 1.3%
Haci Omer Sabanci Holding AS	22,195	62,961
United Arab Emirates - 2.6%
DP World, Ltd.	3,087	62,666
Emaar Properties PJSC	41,661	64,539

Total United Arab Emirates		127,205

TOTAL COMMON STOCKS
(Cost: $5,759,738)		4,967,482

Rights - 0.0%**
Hong Kong - 0.0%**
GCL-Poly Energy Holdings, Ltd., expiring 1/20/16 * # §
(Cost: $0)	19,679	102
TOTAL INVESTMENTS IN SECURITIES - 100.9%
(Cost: $5,759,738)		4,967,584

Liabilities in Excess of Other Assets - (0.9)%		(44,594)

Net Assets- 100.0%		$4,922,990

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.
**	Less than 0.05%.
§	Illiquid.
#	Fair valued security.

144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid. At December 31, 2015, the net value of these securities was $35,572, representing 0.72% of net assets.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Core ETF

December 31, 2015 (Unaudited)

		% of
Summary by Sector	Value	Net Assets
Consumer Discretionary	$898,471	18.3%
Consumer Staples	717,881	14.6
Energy	292,231	5.9
Financials	885,073	18.0
Health Care	387,462	7.9
Industrials	510,658	10.4
Information Technology	351,002	7.1
Materials	366,509	7.4
Telecommunication Services	271,882	5.5
Utilities	286,415	5.8
Total Investments	4,967,584	100.9
Liabilities in Excess of Other Assets	(44,594)	(0.9)
Net Assets	$4,922,990	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Domestic Demand ETF

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 102.7%
Brazil - 7.6%
Ambev SA ADR	129,408	$577,160
BRF SA ADR	19,299	266,712
Telefonica Brasil SA ADR	19,216	173,520

Total Brazil		1,017,392
Chile - 1.0%
Enersis SA ADR	11,651	141,560
China - 27.0%
Belle International Holdings, Ltd.	184,827	138,796
CGN Power Co., Ltd. Class H, 144A	306,845	114,817
China Mengniu Dairy Co., Ltd.	81,122	132,305
China Mobile, Ltd.	60,047	677,937
China Resources Power Holdings Co., Ltd.	53,471	104,042
China Telecom Corp., Ltd. Class H	565,931	265,800
China Unicom Hong Kong, Ltd.	235,318	286,931
Ctrip.com International, Ltd., ADR*	9,742	451,347
Hengan International Group Co., Ltd.	22,567	213,145
Huaneng Power International, Inc. Class H	124,511	107,479
JD.Com, Inc. ADR*	21,244	685,438
Sinopharm Group Co. Class H	35,705	143,278
Vipshop Holdings, Ltd. ADR*	10,238	156,334
Want Want China Holdings, Ltd.	198,745	147,966

Total China		3,625,615
India - 14.6%
Bharti Airtel, Ltd.	57,362	295,150
Dr. Reddy's Laboratories, Ltd. ADR	2,457	113,734
Hindustan Unilever, Ltd.	21,345	278,362
ITC, Ltd.	57,719	285,994
Lupin, Ltd.	6,575	182,597
Mahindra & Mahindra, Ltd.	10,637	204,576
Sun Pharmaceutical Industries, Ltd.	32,631	404,532
Tata Motors, Ltd. ADR*	6,895	203,196

Total India		1,968,141
Indonesia - 5.6%
PT Astra International Tbk	705,215	306,949
PT Telekomunikasi Indonesia Persero Tbk ADR	9,842	436,985

Total Indonesia		743,934
Malaysia - 3.2%
Axiata Group Bhd	126,200	188,411
Tenaga Nasional Bhd	76,100	236,090

Total Malaysia		424,501
Mexico - 15.5%
America Movil SAB de CV, Series L ADR	47,267	664,574
Fomento Economico Mexicano SAB de CV ADR	6,380	589,193
Grupo Televisa SAB ADR	14,959	407,035
Telesites SAB*	69,000	44,785
Wal-Mart de Mexico SAB de CV	156,498	394,073

Total Mexico		2,099,660
Netherlands - 4.1%
Steinhoff International Holdings NV	109,470	554,644
Philippines - 0.9%
Philippine Long Distance Telephone Co., ADR	2,769	118,375
Russia - 3.5%
Magnit PJSC GDR	8,754	352,086
Mobile TeleSystems PJSC ADR	18,991	117,364

Total Russia		469,450
South Africa - 16.3%
Aspen Pharmacare Holdings, Ltd.*	8,747	174,697
Mr Price Group, Ltd.	7,500	96,802
MTN Group, Ltd.	63,189	541,911
Naspers, Ltd. N Shares	5,101	697,888
Netcare, Ltd.	43,997	96,254
Shoprite Holdings, Ltd.	11,375	105,165
Tiger Brands, Ltd.	5,578	113,911
Vodacom Group, Ltd.	20,259	199,263
Woolworths Holdings, Ltd.	26,781	173,090

Total South Africa		2,198,981
Thailand - 2.5%
Advanced Info Service PCL	43,800	185,010
CP ALL PCL NVDR	133,000	145,067

Total Thailand		330,077
Turkey - 0.9%
BIM Birlesik Magazalar AS	6,822	120,016
TOTAL INVESTMENTS IN SECURITIES - 102.7%
(Cost: $16,440,356)		13,812,346

Liabilities in Excess of Other Assets - (2.7)%		(364,554)

Net Assets- 100.0%		$13,447,792

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid. At December 31, 2015, the net value of these securities was $114,817, representing 0.85% of net assets.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Emerging Markets Domestic Demand ETF

December 31, 2015 (Unaudited)

		% of
Summary by Sector	Value	Net Assets
Consumer Discretionary	$4,076,095	30.3%
Consumer Staples	3,721,155	27.7
Health Care	1,115,092	8.3
Telecommunication Services	4,196,016	31.2
Utilities	703,988	5.2
Total Investments	13,812,346	102.7
Liabilities in Excess of Other Assets	(364,554)	(2.7)
Net Assets	$13,447,792	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Consumer ETF

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.8%
Consumer Goods - 74.1%
Apollo Tyres, Ltd.	602,499	$1,422,547
Bajaj Auto, Ltd.	127,577	4,882,758
Bosch, Ltd.	11,457	3,229,469
Dabur India, Ltd.	1,041,762	4,361,130
Emami, Ltd.	131,837	1,991,816
Exide Industries, Ltd.	975,694	2,159,892
GlaxoSmithKline Consumer Healthcare, Ltd.	21,823	2,113,217
Godrej Consumer Products, Ltd.	244,097	4,868,196
Hero MotoCorp, Ltd.	100,270	4,083,324
Hindustan Unilever, Ltd.	318,647	4,155,506
Marico, Ltd.	1,099,554	3,758,740
Motherson Sumi Systems, Ltd.	927,085	4,108,077
MRF, Ltd.	6,443	3,883,696
Nestle India, Ltd.	41,275	3,636,099
Page Industries, Ltd.	10,804	2,183,402
Procter & Gamble Hygiene & Health Care, Ltd.	18,962	1,613,681
Tata Global Beverages, Ltd.	812,695	1,795,991
TVS Motor Co., Ltd.	441,267	1,932,987
United Breweries, Ltd.	142,326	2,038,522
United Spirits, Ltd.*	82,224	3,718,001
Whirlpool of India, Ltd.*	58,239	571,551

Total Consumer Goods		62,508,602
Consumer Services - 12.4%
Dish TV India, Ltd.*	595,698	914,398
Indian Hotels Co., Ltd.*	981,366	1,731,877
Jubilant Foodworks, Ltd.	61,442	1,378,112
Sun TV Network, Ltd.	224,441	1,446,600
Zee Entertainment Enterprises, Ltd.	761,124	5,030,537

Total Consumer Services		10,501,524
Industrials - 13.3%
Bharat Forge, Ltd.	248,009	3,343,963
Mahindra & Mahindra, Ltd.	242,089	4,655,976
Tata Motors, Ltd.*	543,282	3,213,396

Total Industrials		11,213,335

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $85,401,261)		84,223,461

Other Assets in Excess of Liabilities - 0.2%		159,700

Net Assets - 100.0%		$84,383,161

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Infrastructure ETF

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.7%
Basic Materials - 8.3%
NMDC, Ltd.	757,074	$1,028,219
Steel Authority of India, Ltd.	1,057,030	772,526
Vedanta, Ltd.	1,192,065	1,628,911

Total Basic Materials		3,429,656
Consumer Goods - 9.3%
Aditya Birla Nuvo, Ltd.	57,849	1,895,020
Cummins India, Ltd.	123,422	1,922,142

Total Consumer Goods		3,817,162
Consumer Services - 1.4%
Dish TV India, Ltd.*	365,198	560,580
Industrials - 42.5%
Adani Ports and Special Economic Zone, Ltd.	408,004	1,609,043
Amara Raja Batteries, Ltd.	83,279	1,084,854
Ambuja Cements, Ltd.	645,009	1,979,693
Bharat Heavy Electricals, Ltd.	569,831	1,456,959
Eicher Motors, Ltd.	7,028	1,790,622
Gujarat Pipavav Port, Ltd.*	278,212	594,640
Havells India, Ltd.	209,216	963,599
Larsen & Toubro, Ltd.	84,855	1,635,950
National Buildings Construction Corp., Ltd.	12,516	187,230
Shree Cement, Ltd.	8,294	1,441,653
Siemens, Ltd.	91,659	1,663,492
UltraTech Cement, Ltd.	45,942	1,930,944
Voltas, Ltd.	235,817	1,155,982

Total Industrials		17,494,661
Oil & Gas - 6.0%
GAIL India, Ltd.	438,327	2,485,275
Telecommunications - 16.5%
Bharti Airtel, Ltd.	374,905	1,929,034
Bharti Infratel, Ltd.	364,868	2,361,077
Idea Cellular, Ltd.	918,067	1,993,467
Tata Communications, Ltd.	74,454	490,517

Total Telecommunications		6,774,095
Utilities - 16.7%
CESC, Ltd.	63,890	496,006
JSW Energy, Ltd.	277,232	356,408
NTPC, Ltd.	1,094,819	2,420,290
Reliance Infrastructure, Ltd.	132,679	1,090,913
Reliance Power, Ltd.	716,250	614,953
Tata Power Co., Ltd.	1,835,484	1,883,864

Total Utilities		6,862,434

TOTAL INVESTMENTS IN SECURITIES - 100.7%
(Cost: $40,963,883)		41,423,863

Liabilities in Excess of Other Assets - (0.7)%		(273,089)

Net Assets - 100.0%		$41,150,774

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Small Cap ETF

December 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 100.2%
Basic Materials - 4.2%
Jindal Saw, Ltd.	148,482	$140,613
Monsanto India, Ltd.	4,841	161,066
Nagarjuna Fertilizers & Chemicals, Ltd. * # §	582,385	8,803
Rashtriya Chemicals & Fertilizers, Ltd.	110,307	82,368
SRF, Ltd.	27,442	524,605

Total Basic Materials		917,455
Consumer Goods - 9.5%
Alok Industries, Ltd.*	854,751	80,751
Bombay Dyeing & Manufacturing Co., Ltd.	97,850	94,883
CCL Products India, Ltd.	72,833	240,277
Ceat, Ltd.	20,111	319,618
Delta Corp., Ltd.	134,389	163,019
JBF Industries, Ltd.	34,475	123,087
JK Tyre & Industries, Ltd.	110,591	185,722
Mahindra CIE Automotive, Ltd.*	84,095	319,187
PC Jeweller, Ltd.	54,267	320,116
Raymond, Ltd.	37,480	242,620

Total Consumer Goods		2,089,280
Consumer Services - 6.8%
Cox & Kings, Ltd.	89,197	332,688
Jet Airways India, Ltd.*	56,026	595,225
Kaya, Ltd.*	5,096	87,190
TV18 Broadcast, Ltd.*	679,070	485,517

Total Consumer Services		1,500,620
Financials - 23.1%
Allahabad Bank	221,175	231,184
Andhra Bank	231,696	229,923
DCB Bank, Ltd.*	241,028	297,477
Dewan Housing Finance Corp., Ltd.	155,915	554,430
Housing Development & Infrastructure, Ltd.*	267,619	315,125
IFCI, Ltd.	755,134	315,037
Indiabulls Real Estate, Ltd.*	264,306	255,492
Indian Overseas Bank*	312,568	146,702
Jammu & Kashmir Bank, Ltd. (The)	229,249	285,365
Karnataka Bank, Ltd. (The)	188,385	349,540
Manappuram Finance, Ltd.	554,127	246,674
Oriental Bank of Commerce	125,713	266,699
PTC India Financial Services, Ltd.	229,725	140,287
SKS Microfinance, Ltd.*	115,935	874,556
Syndicate Bank	210,351	279,011
UCO Bank	227,127	155,867
Unitech, Ltd.*	1,441,034	144,852

Total Financials		5,088,221
Health Care - 3.3%
Granules India, Ltd.	101,378	228,021
Marksans Pharma, Ltd.	186,784	295,608
Suven Life Sciences, Ltd.	50,791	204,028

Total Health Care		727,657
Industrials - 23.0%
BEML, Ltd.	19,125	370,351
Century Textiles & Industries, Ltd.	55,313	498,899
Engineers India, Ltd.	102,631	374,417
Escorts, Ltd.	69,361	180,227
Gateway Distriparks, Ltd.	72,113	352,356
Gati, Ltd.	55,658	137,975
Hindustan Construction Co., Ltd.*	360,387	137,277
IRB Infrastructure Developers, Ltd.	88,766	326,921
Jain Irrigation Systems, Ltd.	318,568	332,743
Jaiprakash Associates, Ltd.*	1,472,695	264,904
JK Lakshmi Cement, Ltd.	63,644	314,534
NCC, Ltd.	441,149	505,456
Sintex Industries, Ltd.	244,417	376,104
Texmaco Rail & Engineering, Ltd.	98,002	224,280
Timken India, Ltd.*	16,967	139,173
Voltas, Ltd.	107,413	526,542

Total Industrials		5,062,159
Oil & Gas - 7.1%
Aban Offshore, Ltd.	30,893	106,002
Gujarat State Petronet, Ltd.	350,364	725,023
Suzlon Energy, Ltd.*	2,331,681	734,860

Total Oil & Gas		1,565,885
Technology - 11.9%
Astra Microwave Products, Ltd.	67,978	141,132
Hexaware Technologies, Ltd.	86,699	318,980
Himachal Futuristic Communications, Ltd.*	769,674	239,083
KPIT Technologies, Ltd.	153,459	391,904
Polaris Consulting & Services, Ltd.	70,893	225,572
Redington India, Ltd.	346,516	603,399
Rolta India, Ltd.	81,037	122,983
Tata Elxsi, Ltd.	17,008	576,919

Total Technology		2,619,972
Utilities - 11.3%
BF Utilities, Ltd.*	12,949	129,390
GMR Infrastructure, Ltd.*	1,877,302	465,379
Gujarat Gas, Ltd.	35,589	336,033
Indraprastha Gas, Ltd.	77,218	617,452
Jaiprakash Power Ventures, Ltd.*	1,010,770	107,714
PTC India, Ltd.	245,971	248,550
Torrent Power, Ltd.	220,705	578,983

Total Utilities		2,483,501

TOTAL INVESTMENTS IN SECURITIES - 100.2%
(Cost: $24,634,870)		22,054,750

Liabilities in Excess of Other Assets - (0.2)%		(52,698)

Net Assets - 100.0%		$22,002,052

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security.
#	Fair valued security.
§	Illiquid.

See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

The subcategories within the Schedules of Investments depict country of risk consistent with other funds in the fund family and may not depict the same countries disclosed in certain marketing materials.

FEDERAL INCOME TAX MATTERS

For the period ended December 31, 2015, federal tax cost of investments and net unrealized appreciation (depreciation) were as follows:

Funds	Federal Tax Cost of Investments*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EGShares Beyond BRICs ETF	$199,253,292	$2,175,881	$(53,142,714)	$(50,966,833)
EGShares EM Core ex-China ETF	990,062	48,508	(79,819)	(31,311)
EGShares EM Quality Dividend ETF	19,541,348	327,634	(3,004,162)	(2,676,528)
EGShares Emerging Markets Consumer ETF	710,885,362	58,869,924	(183,054,886)	(124,184,962)
EGShares Emerging Markets Core ETF	5,768,758	309,530	(1,110,704)	(801,174)
EGShares Emerging Markets Domestic Demand ETF	16,748,999	702,198	(3,638,851)	(2,936,653)
EGShares India Consumer ETF	85,970,759	3,773,888	(5,521,186)	(1,747,298)
EGShares India Infrastructure ETF	46,950,156	4,144,349	(9,670,642)	(5,526,293)
EGShares India Small Cap ETF	25,008,421	2,275,232	(5,228,903)	(2,953,671)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the ETFs’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the ETFs’ most recent annual report.

FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETFs’ investments. These inputs are summarized in three broad levels as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the ETFs’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The ETFs have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions; ii) transfers between all levels (including Level 1 and Level 2) are required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer; and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes inputs used as of December 31, 2015 in valuing the ETF’s assets and liabilities carried at fair value:

		Assets
	Level 1	Level 2	Level 3
Funds	Common Stocks	Rights	Common Stocks	Total
EGShares Beyond BRICs ETF*	$148,286,459	$–	$–	$148,286,459
EGShares EM Core ex-China ETF*	958,719	32	–	958,751
EGShares EM Quality Dividend ETF*	16,863,774	1,046	–	16,864,820
EGShares Emerging Markets Consumer ETF*	586,700,400	–	–	586,700,400
EGShares Emerging Markets Core ETF*	4,963,339	102	4,143	4,967,584
EGShares Emerging Markets Domestic Demand ETF*	13,812,346	–	–	13,812,346
EGShares India Consumer ETF**	84,223,461	–	–	84,223,461
EGShares India Infrastructure ETF**	41,423,863	–	–	41,423,863
EGShares India Small Cap ETF**	22,045,947	–	8,803	22,054,750

* Please refer to the schedule/consolidated schedule of investments to view securities segregated by country.

** Please refer to the schedule/consolidated schedule of investments to view securities segregated by industry type.

During the period ended December 31, 2015, there were no transfers between Level 1 and Level 2. Reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining the fair value during the period ended December 31, 2015:

	EGShares	EGShares
	Emerging Markets Core ETF	India Small Cap ETF
	Common Stocks	Common Stocks
Balance as of March 31, 2015	$-	$9,306
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(61,583)	(503)
Purchases	-	-
Sales	-	-
Transfers into Level 3 [1]	65,726	-
Transfers out of Level 3 [2]	-	-
Balance as of December 31, 2015	$4,143	$8,803
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2015 is:	$(61,583)	$(503)

1 Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2 Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

To estimate fair value, the Trust’s Valuation Committee (the “Committee”) followed procedures established by the Board. The significant inputs for the valuation methodology for the EGShares India Small Cap ETF and EGShares Emerging Markets Core ETF, after consideration of quantitative and fundamental factors, was an illiquidity discount.

Each Fund values its investments at fair value pursuant to procedures adopted by the Board if (1) market quotations are insufficient or not readily available or (2) Emerging Global Advisors, LLC (“EGA”) believes that the values available are unreliable. The Committee performs certain functions as they relate to the administration and oversight of the Funds’ valuation procedures. Under these procedures, the Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In determining fair valuations, inputs may include market-based analytics, which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Discounts may be applied based on the nature or duration of any restrictions on the disposition of the investments. The Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The following is a summary of the significant unobservable inputs used as of December 31, 2015 in valuing Level 3 securities:

				Value of
EGShares				Unobservable
Emerging Markets Core ETF	Fair Value	Valuation Technique	Unobservable Input	Inputs
Investments in Securities
Common Stocks
China Healthcare	$3,539	Adjustment to market based on duration of fair value event and illiquidity discount	Illiquidity Discount	67.00%

				Value of
EGShares				Unobservable
Emerging Markets Core ETF	Fair Value	Valuation Technique	Unobservable Input	Inputs
Investments in Securities
Common Stocks
China Information Technology	$604	Adjustment to market based on duration of fair value event and illiquidity discount	Illiquidity Discount	50.00%

				Value of
EGShares				Unobservable
India Small Cap ETF	Fair Value	Valuation Technique	Unobservable Input	Inputs
Investments in Securities
Common Stocks
India Basic Materials	$8,803	Adjustment to market based on duration of fair value event and illiquidity discount	Illiquidity Discount	88.40%

Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in the comparable benchmark may result in a corresponding increase (decrease) in fair value. A significant increase (decrease) in the illiquidity discount may result in a corresponding decrease (increase) in fair value.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     EGA Emerging Global Shares Trust

By (Signature and Title)*   /s/ Robert C. Holderith

Robert C. Holderith, President

(principal executive officer)

Date    2/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert C. Holderith

Robert C. Holderith, President

(principal executive officer)

Date    2/29/16

By (Signature and Title)*    /s/ Susan M. Ciccarone

Susan M. Ciccarone, Chief Financial Officer

(principal financial officer)

Date 2/29/16

* Print the name and title of each signing officer under his or her signature.